Accounts Receivable (Tables) - Trade receivables [member]	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Aging Analysis of Accounts Receivable, Net of Loss Allowance
Aging analysis of accounts receivable, net of loss allowance is as follows:

	As of	As of
	December 31, 2020 Million	December 31, 2019 Million
Within 30 days	14,917	14,353
31 - 60 days	4,132	3,789
61 - 90 days	3,255	3,035
91 days - 1 year	13,076	9,575
Over 1 year	3,021	1,942

	38,401	32,694

Summary of Changes in Loss Allowance of Accounts Receivable
The following table summarizes the changes in expected credit impairment loss allowance of accounts receivable:

	2020	2019
	Million	Million
As of January 1	9,557	7,269
Additions	5,105	5,833
Written-off	(3,072)	(3,545)

As of December 31	11,590	9,557